Revenue - Collaboration revenue (Details) € in Thousands	9 Months Ended
Sep. 30, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 1,115
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	161
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 954